CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 101,258	$ 7,510
Restricted deposits	3,306	2,536
Trade receivables	736	870
Prepaid expenses and other current assets	4,730	2,296
Total current assets	110,030	13,212
LONG-TERM ASSETS:
Property and equipment, net	4,231	2,282
Prepaid expenses and other long-term assets	1,094	561
Total long-term assets	5,325	2,843
TOTAL ASSETS	115,355	16,055
CURRENT LIABILITIES:
Trade payables	4,091	1,942
Employees and payroll accruals	5,881	2,482
Deferred revenues	35,784	18,368
Accrued expenses and other current liabilities	5,903	3,218
Total current liabilities	51,659	26,010
Long-Term Liabilities:
Long-term deferred revenues	1,400	616
TOTAL LIABILITIES	53,059	26,626
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of ILS 0.01 par value - Authorized: 21,055,626 and 500,000,000 shares at December 31, 2012 and 2013, respectively; Issued and outstanding: 6,926,403 and 37,493,217 shares at December 31, 2012 and 2013, respectively;	60	18
Preferred shares of ILS 0.01 par value - Authorized: 7,981,458 and 0 shares at December 31, 2012 and 2013, respectively; Issued and outstanding: 7,703,182 and 0 shares at December 31, 2012 and 2013, respectively.		21
Additional paid in capital	151,011	49,182
Other comprehensive loss	(263)
Accumulated deficit	(88,512)	(59,792)
Total shareholders' equity (deficiency)	62,296	(10,571)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 115,355	$ 16,055